Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash (in Yuan Renminbi)	¥ 44,365			¥ 89,484
Government with the maximum limit (in Yuan Renminbi)	500
Bank deposits	500		$ 500
PRC [Member]
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash (in Yuan Renminbi)	¥ 37,108
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	30.00%	44.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	18.00%	12.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	15.00%